Employee Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions						6 Months Ended	12 Months Ended
	Jun. 10, 2021	Apr. 16, 2021	Apr. 16, 2019	Oct. 01, 2018	Jun. 19, 2015	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 15, 2021	Jan. 01, 2020
Phantom Stock Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Outstanding						5,114,890	6,514,360		0	6,623,090
Forfeited						1,399,470
Recognized expense amount of expected cash settlement						$ 127.5	$ 0.0	$ 0.0
Number of options granted during period							150,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date					Jun. 19, 2022
Number of options vested during period							258,730
Share-based Payment Arrangement, Cash Used to Settle Award				$ 43.2
Phantom Stock Plan [Member] | Change In Control Or IPO [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Options, outstanding							4,607,380
Phantom Stock Plan [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage					25.00%
2019 Stock Incentive Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Options, outstanding							8,459,100	5,320,800
Contractual term		10 years	10 years
Common stock reserved for issuance			11,113,730
Number of options granted during period							3,887,970
Weighted-average grant date fair value							$ 8.32
Weighted Average Exercise Price,oustanding							$ 5.69	$ 3.51
Unrecognized compensation expense							$ 8.8	$ 2.3
Number of options vested during period							749,670
2019 Stock Incentive Plan [Member] | Minimum [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement by share based payment award fair value assumptions expected time to liquidity							6 months
2019 Stock Incentive Plan [Member] | Maximum [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement by share based payment award fair value assumptions expected time to liquidity							4 years 6 months
2019 Stock Incentive Plan [Member] | Event of a Change in Control [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Vesting Period		2 years	2 years
2019 Stock Incentive Plan [Member] | Event of an IPO [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Vesting Period			3 years
2021 Omnibus Incentive Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Common stock reserved for issuance						12,160,929
Share-based Payment Arrangement, Option [Member] | 2021 Omnibus Incentive Plan [Member] | Founders and Certain Officers and Employees [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Vesting Period	4 years
Number of options granted during period	1,565,398
Weighted-average grant date fair value	$ 8.15
Expiry term	10 years
Share-based Payment Arrangement, Option [Member] | 2019 Stock Incentive Plan and 2021 Omnibus Incentive Plan [Member] | Founders and Certain Officers and Employees [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Options, outstanding						9,139,456
Weighted Average Exercise Price,oustanding						$ 8.23
Unrecognized compensation expense						$ 17.3
Nonvested Award, Cost Not yet Recognized, Period for Recognition						2 years 3 months 18 days
Restricted Stock Units (RSUs) [Member] | 2021 Omnibus Incentive Plan [Member] | Founders and Certain Officers and Employees [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Vesting Period	4 years
Unrecognized compensation expense						$ 55.6
Nonvested Award, Cost Not yet Recognized, Period for Recognition						2 years 2 months 12 days
Granted	2,528,621
Weighted-average grant date fair value	$ 23.00
Performance Shares [Member] | 2021 Omnibus Incentive Plan [Member] | Founder [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Unrecognized compensation expense						$ 12.8
Nonvested Award, Cost Not yet Recognized, Period for Recognition						2 years 9 months 18 days
Granted	3,307,060
Weighted-average grant date fair value	$ 3.98